Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Current derivative assets	$ 920	$ 4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910	1,740
Non-current derivative liabilities	5,133	345
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	43,525	41,712
Financial liabilities:
Long-term debt, current and non-current	1,002,813	1,087,347
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	674	4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910
Non-current derivative liabilities	5,133	345
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	246
Financial liabilities:
Current derivative liabilities		1,740
Fair Value [Member]
Financial assets:
Cash and cash equivalents	43,525	41,712
Financial liabilities:
Long-term debt, current and non-current	1,002,813	1,087,347
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	674	4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910
Non-current derivative liabilities	5,133	345
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	$ 246
Financial liabilities:
Current derivative liabilities		$ 1,740